Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income (numerator), basic and diluted	$ 24,408	$ 6,927	$ 41,000
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	59,111,594	59,011,396	58,934,912
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	64,863	81,408	140,554
Total Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	59,176,457	59,092,804	59,075,466
Net income per share-basic	$ 0.41	$ 0.12	$ 0.70
Net income per share-diluted	$ 0.41	$ 0.12	$ 0.69